UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:     2750 Sand Hill Road
             Menlo Park
             California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pamela K. Hagenah
Title:       General Partner
Phone:       650-233-0360

Signature, Place and Date of signing:

             Pamela K. Hagenah       Menlo Park, California      August 11, 2000
             [Signature]             [City, State]               [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 -0-

Form 13F Information Table Total:                  14

Form 13F Information Table Value Total:            $188,243
         (thousands)

List of Other Included Managers:

  No.  13 F File Number     Name

  NONE


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
                                    FORM 13F
       NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                 AS OF 6/30/00


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class         CUSIP         (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
BINDVIEW DEV CORP            COMM STK     090327107           204      17,020    SH      SOLE                    17,020      0     0
BRIO TECHNOLOGY INC          COMM STK     109704106           362      17,067    SH      SOLE                    17,067      0     0
CALICO COMMERCE INC          COMM STK     129897104        29,529   1,817,182    SH      SOLE                 1,817,182      0     0
CISCO SYSTEMS INC            COMM STK     17275R102        24,963     392,728    SH      SOLE                   392,728      0     0
EXTREME NETWORKS INC         COMM STK     30226D106        28,131     266,640    SH      SOLE                   266,640      0     0
HEALTHEON CORP               COMM STK     422209106         9,115     615,349    SH      SOLE                   615,349      0     0
HEARTPORT INC                COMM STK     421969106           361     125,690    SH      SOLE                   125,690      0     0
METAWAVE COMMUNICATIONS      COMM STK     591409107        14,424     540,479    SH      SOLE                   540,479      0     0
NETCENTIVES INC              COMM STK     64108P101           466      25,000    SH      SOLE                    25,000      0     0
PEGASUS SOLUTIONS INC.       COMM STK     705906105           722      66,385    SH      SOLE                    66,385      0     0
PHARMACYCLICS INC            COMM STK     716933106         5,002      82,000    SH      SOLE                    82,000      0     0
SYCAMORE NETWORKS INC.       COMM STK     871206108         2,477      22,443    SH      SOLE                    22,443      0     0
TUT SYSTEMS INC.             COMM STK     901103101         2,174      37,897    SH      SOLE                    37,897      0     0
VITRIA TECHNOLOGY INC        COMM STK     92849Q104        70,314   1,150,326    SH      SOLE                 1,150,326      0     0
GRAND TOTAL                                             $ 188,243

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